iShares®

iShares Trust

Supplement dated July 2, 2018

to the Summary Prospectus dated March 1, 2018,

Prospectus dated March 1, 2018 (as revised April 6, 2018) and

Statement of Additional Information (the “SAI”) dated March 1, 2018 (as revised June 26, 2018),

for the iShares International Treasury Bond ETF (IGOV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on July 2, 2018:

The name of the Fund’s Underlying Index will be changed as follows:

	Current Name	New Name
Underlying Index	S&P/Citigroup International Treasury Bond Index Ex-US	S&P International Sovereign Ex-U.S. Bond Index

All references to the “S&P/Citigroup International Treasury Bond Index Ex-US” in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with “S&P International Sovereign Ex-U.S. Bond Index.”

The second paragraph on the “Table of Contents” page (page i) of the Summary Prospectus and Prospectus is hereby deleted in its entirety.

Change in the Fund’s “Principal Investment Strategies”

The reference to the “Bank for International Settlements” in the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” on page S-2 is hereby deleted and replaced with “S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”).”

Change in the Fund’s “Disclaimers”

The first three paragraphs of the section of the Prospectus entitled “Disclaimers” on pages 27-28 is deleted in its entirety and is replaced with the following:

The Underlying Index is a product of SPDJI, and has been licensed for use by BFA or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares® and BlackRock® are registered trademarks of BFA and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust.

The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING, BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Change in the Fund’s “Construction and Maintenance of the Underlying Index”

The section of the SAI entitled “The S&P/Citigroup Indexes” on page 49 is renamed “The S&P Indexes.”

The first three paragraphs of the section of the SAI entitled “The S&P/Citigroup Indexes” on pages 49-50 are deleted and replaced by the following:

Index Maintenance. Each Underlying Index is calculated every weekday of the year except Christmas and New Year’s Day. Each Underlying Index uses Thomson Reuters bid-side pricing. Each Underlying Index is calculated in its respective local currencies, and WM/Reuters foreign exchange rates taken at 4:00 p.m. London time are used in the end-of-day calculation of each Underlying Index to convert the local currency prices into U.S. dollars.

Each Underlying Index is reconstituted annually, effective the first business day of April, using January month-end figures, with country composition as well as addition and deletion thresholds set. Each Underlying Index is then rebalanced on a monthly basis, with the weighting of each country in the Underlying Index being set by taking the total outstanding index market value of each country and dividing by the total outstanding index market value of all countries included in the Underlying Index. Weightings are then adjusted to ensure that no single country has a weight greater than 23.00%, the sum of countries with weightings greater than 5.00% is less than or equal to 48.00% and all other issuers are capped at 4.70%. Additional adjustments may be made to minimize deviations from initial market value across countries. The weighting of each eligible bond within a given country is calculated as the market value of that bond divided by the total market value of all eligible bonds within that country. The weighting of each eligible bond in an Underlying Index is therefore the weighting of that bond within its country multiplied by the weighting of that country within the Underlying Index.

Each Underlying Index is reviewed and rebalanced on a monthly basis. Additions, deletions and other changes to each Underlying Index arising from the rebalancing are made provided the security’s reference information and pricing are available by designated pricing and data providers on the rebalancing reference date. Changes to each Underlying Index are published on the announcement date and become effective on the rebalancing date. Information related to the rebalancing is obtained and disseminated after the close of business.

The sub-section of the SAI entitled “S&P/Citigroup International Treasury Bond Index Ex-US” on pages 50-51 is deleted in its entirety and replaced with the following:

S&P International Sovereign Ex-U.S. Bond Index

Number of Components: approximately 696

Index Description. The S&P International Sovereign Ex-U.S. Bond Index is a broad, diverse, market value-weighted index designed to measure the performance of sovereign bonds issued in local currencies by developed market countries, as classified by SPDJI, outside the U.S. The weight of each country in the Underlying Index is based on the total outstanding index market value of the country. The Underlying Index methodology is designed to limit the weights of the countries above a predetermined threshold.

Index Methodology. In order for a bond to be considered for inclusion in the Underlying Index, it must be issued in its local currency by a country that is outside of the U.S. and considered a developed market, as classified by SPDJI, and that represents a certain minimum weight of the eligible universe. For a country to be included in the Underlying Index at inception, that country’s outstanding bond issuance must have a market value greater than or equal to 25 basis points of the total eligible universe of developed markets. The Underlying Index is reviewed annually, and a country may only be added at that time if it has a market value outstanding greater than or equal to 50 basis points of the total eligible universe. Any country currently in the Underlying Index is removed at any subsequent annual review in which it has a market weight of less than 10 basis points of the total eligible universe. Country composition as well as addition and deletion thresholds are reviewed by SPDJI on an annual basis.

Component Selection Criteria. In order to be eligible for inclusion in the Underlying Index, a security must (i) be issued by the government of an eligible country as noted above, (ii) be issued in the currency of the country of domicile, (iii) have a maturity of greater than one year, (iv) be included and priced in the Thomson Reuters database and (v) have a current minimum face amount outstanding based on the following minimums by country: Australia (1 bn – Australian Dollar), Austria (2.5 bn – Euro), Belgium (2.5 bn – Euro), Canada (2.5 bn – Canadian Dollar), Denmark (20 bn – Danish Krone), Finland (2.5 bn – Euro), France (2.5 bn – Euro), Germany (2.5 bn – Euro), Ireland (2.5 bn – Euro), Italy (2.5 bn – Euro), Japan (500 bn – Japanese Yen), the Netherlands (2.5 bn – Euro), New Zealand (1 bn – New Zealand Dollar), Norway (20 bn – Norwegian Krone), Portugal (2.5 bn – Euro), Singapore (1.5 bn – Singapore Dollar), Spain (2.5 bn – Euro), Sweden (25 bn – Swedish Krona), Switzerland (4 bn – Swiss Franc) and U.K. (2 bn – Pound Sterling).

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-IGOV-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 2, 2018

to the Summary Prospectus dated March 1, 2018,

Prospectus dated March 1, 2018 (as revised April 6, 2018) and

Statement of Additional Information (the “SAI”) dated March 1, 2018 (as revised June 26, 2018),

for the iShares 1-3 Year International Treasury Bond ETF (ISHG) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on July 2, 2018:

The name of the Fund’s Underlying Index will be changed as follows:

	Current Name	New Name
Underlying Index	S&P/Citigroup International Treasury Bond Ex-US 1-3 Year Index	S&P International Sovereign Ex-U.S. 1-3 Year Bond Index

All references to the “S&P/Citigroup International Treasury Bond Ex-US 1-3 Year Index” in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with “S&P International Sovereign Ex-U.S. 1-3 Year Bond Index.”

The second paragraph on the “Table of Contents” page (page i) of the Summary Prospectus and Prospectus is hereby deleted in its entirety.

Change in the Fund’s “Principal Investment Strategies”

The reference to the “Bank for International Settlements” in the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” on page S-2 is hereby deleted and replaced with “S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”).”

Change in the Fund’s “Disclaimers”

The first three paragraphs of the section of the Prospectus entitled “Disclaimers” on pages 27-28 is deleted in its entirety and is replaced with the following:

The Underlying Index is a product of SPDJI, and has been licensed for use by BFA or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares® and BlackRock® are registered trademarks of BFA and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING, BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Change in the Fund’s “Construction and Maintenance of the Underlying Index”

The section of the SAI entitled “The S&P/Citigroup Indexes” on page 49 is renamed “The S&P Indexes.”

The first three paragraphs of the section of the SAI entitled “The S&P/Citigroup Indexes” on pages 49-50 are deleted and replaced by the following:

Index Maintenance. Each Underlying Index is calculated every weekday of the year except Christmas and New Year’s Day. Each Underlying Index uses Thomson Reuters bid-side pricing. Each Underlying Index is calculated in its respective local currencies, and WM/Reuters foreign exchange rates taken at 4:00 p.m. London time are used in the end-of-day calculation of each Underlying Index to convert the local currency prices into U.S. dollars.

Each Underlying Index is reconstituted annually, effective the first business day of April, using January month-end figures, with country composition as well as addition and deletion thresholds set. Each Underlying Index is then rebalanced on a monthly basis, with the weighting of each country in the Underlying Index being set by taking the total outstanding index market value of each country and dividing by the total outstanding index market value of all countries included in the Underlying Index. Weightings are then adjusted to ensure that no single country has a weight greater than 23.00%, the sum of countries with weightings greater than 5.00% is less than or equal to 48.00% and all other issuers are capped at 4.70%. Additional adjustments may be made to minimize deviations from initial market value across countries. The weighting of each eligible bond within a given country is calculated as the market value of that bond divided by the total market value of all eligible bonds within that country. The weighting of each eligible bond in an Underlying Index is therefore the weighting of that bond within its country multiplied by the weighting of that country within the Underlying Index.

Each Underlying Index is reviewed and rebalanced on a monthly basis. Additions, deletions and other changes to each Underlying Index arising from the rebalancing are made provided the security’s reference information and pricing are available by designated pricing and data providers on the rebalancing reference date. Changes to each Underlying Index are published on the announcement date and become effective on the rebalancing date. Information related to the rebalancing is obtained and disseminated after the close of business.

The sub-section of the SAI entitled “S&P/Citigroup International Treasury Bond Ex-US 1-3 Year Index” on page 50 is deleted in its entirety and replaced with the following:

S&P International Sovereign Ex-U.S. 1-3 Year Bond Index

Number of Components: approximately 140

Index Description. The S&P International Sovereign Ex-U.S. 1-3 Year Bond Index is a broad, market value weighted index designed to measure the performance of sovereign bonds issued in local currencies by developed market countries, as classified by SPDJI, outside the U.S. The Underlying Index is a sub-index of the S&P International Sovereign Ex-U.S. Bond Index. The weight of each country in the Underlying Index is based on the total outstanding index market value of the country. The Underlying Index methodology is designed to limit the weights of the countries above a predetermined threshold.

Index Methodology. In order for a bond to be considered for inclusion in the Underlying Index, it must be issued in its local currency by a country that is outside of the U.S. and considered a developed market, as classified by SPDJI, and that represents a certain minimum weight of the eligible universe. For a country to be included in the Underlying Index at inception, that country’s outstanding bond issuance must have a market value greater than or equal to 25 basis points of the total eligible universe of developed markets. The Underlying Index is reviewed annually, and a country may only be added at that time if it has a market value outstanding greater than or equal to 50 basis points of the total eligible universe. Any country currently in the Underlying Index is removed at any subsequent annual review in which it has a market weight of less than 10 basis points of the total eligible universe. Country composition as well as addition and deletion thresholds are reviewed by SPDJI on an annual basis.

Component Selection Criteria. In order to be eligible for inclusion in the Underlying Index, a security must (i) be issued by the government of an eligible country as noted above, (ii) be issued in the currency of the country of domicile, (iii) have a maturity of greater than one year and less than or equal to three years, (iv) be included and priced in the Thomson Reuters database and (v) have a current minimum face amount outstanding based on the following minimums by country: Australia (1 bn – Australian Dollar), Austria (2.5 bn – Euro), Belgium (2.5 bn – Euro), Canada (2.5 bn – Canadian Dollar), Denmark (20 bn – Danish Krone), Finland (2.5 bn – Euro), France (2.5 bn – Euro), Germany (2.5 bn – Euro), Ireland (2.5 bn – Euro), Italy (2.5 bn – Euro), Japan (500 bn – Japanese Yen ), the Netherlands (2.5 bn – Euro), New Zealand (1 bn – New Zealand Dollar), Norway (20 bn – Norwegian Krone), Portugal (2.5 bn – Euro), Singapore (1.5 bn – Singapore Dollar), Spain (2.5 bn – Euro), Sweden (25 bn – Swedish Krona), Switzerland (4 bn – Swiss Franc) and U.K. (2 bn – Pound Sterling).

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-ISHG-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE